Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 17:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

The Company’s policy is to enter into transactions with related parties on terms that, on the whole, are no less favorable, than those available from unaffiliated third parties. Based on the Company’s experience in the business sectors in which it operates and the terms of its transactions with unaffiliated third parties, the Company believes that all of the transactions described below met this policy at the time they occurred.

1.	Fritz Companies Israel T. Ltd. (“Fritz”)

Fritz is a logistics company which was owned, in part, by the Chairman of the Board. The Company has an ongoing logistic contract with Fritz. During the years ended December 31, 2020, 2019 and 2018 logistic service fees amounted to $4,096, $3,762 and $2,673, respectively. As of December 31, 2020, and 2019, the Company had trade payables balances due to this related party in amounts of $1,546 and $934, respectively.

2.	Accord Insurance Agency Ltd. (“Acord”)

The Company maintain a business relationship with Accord Insurance Agency Ltd., or Accord, a company which is an insurance agency that is owned in part and controlled, by the Chairman of the Board. Accord is the Company’s insurance agent for most of its insurance policies. During the years ended December 31, 2020, 2019 and 2018 total premium under the policies amounted to $838, $843 and $248, respectively.

3.	Priority Software Ltd. (“Priority”)

Priority is the Company’s ERP solution provider, which is owned, in part by few of the Company’s Board members. During the years ended December 31, 2020, 2019 and 2018 maintenances fees and additional licenses acquired amounted to $100, $109 and $76, respectively. As of December 31, 2020, and 2019, the Company had trade payables balances due to this related party in amounts of $65 and $22, respectively.

4.	Tritone Technologies Ltd. (“Tritone”)

On September 13, 2020 the Company entered into a sublease agreement with Tritone Technologies Ltd., whose CEO is Mr. Ofer Ben Zur, a director of the Company and whose one of its shareholders is an equity fund controlled by the chairman of the Board, for the sublease of 192 square meters in Rosh Ha’Ayin. The term of the lease is 24 months until September 12, 2022, with an option to extend the term by additional 12 months. The rent under the sublease is $2 per month. The sublease agreement is carried out on a “back-to-back” basis, as the Company pays over the rent that it receives directly to its landlord. As of December 31, 2020, the Company had a trade receivable balance due from this related party in an amount of $3.